Note 12 - Income Taxes (Details) - Income Tax Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense [Abstract]
Federal	$ 227	$ 108	$ 0
State	64	24	0
Total current	291	132	0
Federal	3,554	1,598	(4,010)
State	1,351	280	(873)
Total deferred	4,905	1,878	(4,883)
Change in valuation allowance	(19,602)	(1,878)	4,883
Income tax (benefit) expense	$ (14,406)	$ 132	$ 0